Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

Inventories, net consist of the following:

	December 31, 2025	December 31, 2024
Finished goods	$1,879,542	$37,335

The Company had no write-down of inventories for the year ended December 31, 2025, 2024 and 2023.